Employee benefits and sharebased payments (Details Narrative) - ARS ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Shares granted - Corresponding to the Participants' Contributions	300	530	790
IRSA [Member]
Statement [Line Items]
Fair value determined at the time of granting the plan after obtaining all the corresponding authorizations	$ 23.5
Defined contribution plan [member]
Statement [Line Items]
Contributions	$ 49	$ 72
Cresud [Member]
Statement [Line Items]
Fair value determined at the time of granting the plan after obtaining all the corresponding authorizations	$ 16.45